CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated September 1, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective immediately, the following changes are made to the Prospectus:

(1)	On page 127, the sub-section “To Place Orders” is deleted in its entirety and replaced with the following:

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:

Calamos Family of Funds

c/o U.S. Bank Global Fund Services

PO Box 219252

Kansas City, MO 64121-9252

Phone: 800.582.6959

(2)	On page 162, the first sentence of the sub-section “By mail” is deleted in its entirety and replaced with the following:

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application, to the Fund's transfer agent: Calamos Family of Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252.

(3)	On page 162, the last sentence of the first paragraph under the sub-section “By telephone” is deleted in its entirety and replaced with the following:

If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds' transfer agent, in writing along with a voided check or savings account deposit slip, at Calamos Family of Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252.

(4)	On page 163, the third sentence under the sub-section “By wire” should be deleted in its entirety and replaced with the following:

You may mail your completed account application to the transfer agent at Calamos Family of Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252 or deliver your completed account application to the transfer agent by overnight mail at Calamos Family of Funds, c/o U.S. Bank Global Fund Services, 801 Pennsylvania Ave., Suite 219252, Kansas City, MO 64105-1307.

(5)	On page 164, under the sub-section “By exchange” (that begins on page 163), the second sentence in the second full paragraph on page 164 is deleted in its entirety and replaced with the following:

You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252.

(6)	On page 165, the first sentence under the sub-section “By writing to the Funds’ transfer agent” is deleted in its entirety and replaced with the following:

When your shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request to: Calamos Family of Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252.

(7)	On page 166, the last sentence of the third paragraph under the sub-section “By telephone” is deleted in its and replaced entirety with the following:

Please send your request along with a voided check or savings account deposit slip to have proceeds deposited directly into your bank account to Calamos Family of Funds, U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252.

(8)	On page 177, the second sentence under the sub-section “Prospectuses and shareholder reports” is deleted in its entirety and replaced with the following:

Call us at 800.582.6959 or write to us at the Calamos Family of Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252 if you want to receive individual copies of these documents.

Additional Intermediary Disclosure Added to the Appendix to the Prospectus

Effective immediately, the following Prospectus Disclosure is added to the Appendix (after the Stifel, Nicolaus & Company, Incorporated Prospectus Disclosure) at the end of the Prospectus:

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”) Prospectus Disclosure

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

•	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•	Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•	Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts.

•	For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•	Gift of shares will not be considered when determining breakpoint discounts

Effective September 1, 2025, the following changes are made to the Statement of Additional Information:

(1)	Effective September 1, 2025, John S. Koudounis, Hugh P. Armstrong and Jeffrey S. Phlegar were elected as trustees of the Trust.

(2)	Effective September 1, 2025, the section titled “Trustees Who Are Interested Persons of the Trust” under the “Management” section beginning on page 35 of the Statement of Additional Information is amended to include the following information about the new trustee:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John S. Koudounis (1966)	Trustee (since September 2025)	70	President (since February 2021) and Chief Executive Officer, Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors, Calamos Wealth Management LLC, and Calamos Financial Services LLC (since 2016); Chairman and Chief Executive Officer (since 2022), Calamos Antetokounmpo Asset Management LLC; prior thereto, Director, Calamos Asset Management, Inc. (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

(3)	Effective September 1, 2025, the section titled “Trustees Who Are Not Interested Persons of the Trust” under the “Management” section beginning on page 35 of the Statement of Additional Information is amended to include the following information about the new trustees:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Hugh P. Armstrong (1961)	Trustee (since September 2025)	68	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen's University of Belfast, (since 2024); Former Chair of the Board and Trustee of St. Mary's Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry

Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	68	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988-2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013-Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, and Calamos Aksia Private Equity and Alternatives Fund.

(4)	Effective September 1, 2025, the section titled “Committees of the Board of Trustees” under the “Management” section beginning on page 38 of the Statement of Additional Information is amended to reflect the following information:

Mr. Armstrong and Mr. Phlegar will each serve on the Trust's Audit Committee, Governance Committee and Valuation Committee

(5)	Effective September 1, 2025 the section titled “Leadership Structure and Qualifications of the Board of Trustees” under the “Management” section beginning on page 40 of the Statement of Additional Information is amended and restated as follows:

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of their respective Funds. The board of trustees is composed of ten members, eight of whom will be non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board of trustees may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time-to-time, to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an "interested person" of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Trusts. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda the board and committee meeting and facilitates communication among the Trust's non-interested trustees. The trustees believe that the board of trustees' leadership structure is appropriate given the characteristics and circumstances of the Trust, including but not limited to, the asset size of the funds, comprising the Trust overseen by the board, the nature and number of funds overseen by the board, the total number of trustees, the range of experience represented on the board and the board's responsibilities. The trustees also believe that this structure facilitates the exercise of the board of trustees' independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees, including the independent trustees, has unanimously concluded that, based on each trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the Board. In making this determination, the board of trustees has taken into account the actual service of the current trustees during their tenure in concluding that each should continue to serve or be nominated to serve. The board of trustees also has considered each trustee's background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board of trustees to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

(6)	Effective September 1, 2025, the section titled “Trustee and Officer Compensation” under the “Management” section beginning on page 41 of the Statement of Additional Information is amended and restated as follows:

TRUSTEE AND OFFICER COMPENSATION. The Trust does not compensate any of the trustees who are affiliated persons of Calamos Advisors. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth information with respect to the compensation paid by Investment Trust and the Fund Complex during the fiscal year ended October 31, 2024 to each of the trustees and officers then serving.

Name	Aggregate Compensation from the Trust 11/1/23 – 10/31/24	Total Compensation from Calamos Funds Complex (1) 11/1/23 – 10/31/24
John P. Calamos, Sr.	$0	$0
John S. Koudounis (2)	$0	$0
Hugh P. Armstrong (2)	$0	$0
Virginia G. Breen	$147,847	$231,250
John E. Neal(3)	$168,617	$321,250	4
Jeffrey S. Phlegar(2)	$0	$0
William R. Rybak	$154,771	$241,250
Karen L. Stuckey	$140,924	$221,250
Christopher M. Toub	$140,924	$221,250
Lloyd A. Wennlund	$147,847	$221,250
Mark J. Mickey	$131,155	$189,742

1	As of October 31 2024, the Fund Complex consisted of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust and Calamos Aksia Alternative Credit and Income Fund.
2	Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.
3	Includes fees deferred during the year pursuant to the deferred compensation plan described below. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one ore more of the Funds as selected by the trustee. As of October 31, 2024, the values of the deferred compensation accounts for Mr. Neal was $3,153,951.
4	Includes compensation received from the Calamos Aksia Alternative Credit and Income Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

The compensation paid to the non-interested trustees of each Trust in the Fund Complex for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee also receives a meeting attendance fee of $7,000 for any special board meeting attended in person, and $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan ("participating trustees") may defer receipt of all or a portion of his compensation from each trust in the Fund Complex in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating trustee is credited to the trustee's deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

At March 31, 2025, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended ("Exchange Act")) shares of the Funds and of all Funds in the Fund Complex having values within the indicated dollar ranges. Mr. Armstrong and Mr. Phlegar, who were elected trustees of the Trusts effective September 1, 2025, did not beneficially own shares of any Fund as of March 31, 2025.

Trustee	Calamos Convertible Fund	Calamos Dividend Growth Fund	Calamos Evolving World Growth Fund	Calamos Global Convertible Fund	Calamos Global Equity Fund
John P. Calamos, Sr.[1]	Over $100,000	$10,001- $50,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	Over $100,000
William R. Rybak	$50,001- $100,000	None	None	None	None
Karen L. Stuckey	$50,001- $100,000	None	None	None	None
Christopher M. Toub	None	None	None	$50,001- $100,000	None
Lloyd A. Wennlund	$10,001- $50,000	None	None	None	None
John S. Koudounis	None	None	None	None	None

Trustee	Calamos Global Opportunities Fund	Calamos Growth and Income Fund	Calamos Growth Fund	Calamos Hedged Equity Fund	Calamos High Income Opportunities Fund
John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	Over $100,000	Over $100,000	Over $100,000	None	None
William R. Rybak	$50,001- $100,000	$50,001- $100,000	Over $100,000	None	$50,001- $100,000
Karen L. Stuckey	None	$10,001- $50,000	None	None	None
Christopher M. Toub	None	None	None	Over $100,000	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	None	None	None	$50,001- $100,000	None

Trustee	Calamos International Growth Fund	Calamos International Small Cap Growth Fund	Calamos Market Neutral Income Fund	Calamos Merger Arbitrage Fund	Calamos Phineus Long/Short Fund
John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None	Over $100,000
John E. Neal	None	None	Over $100,000	None	Over $100,000
William R. Rybak	None	None	$10,001- $50,000	None	None
Karen L. Stuckey	None	None	Over $100,000	None	None
Christopher M. Toub	None	None	None	None	$50,001- $100,000
Lloyd A. Wennlund	None	None	$10,001- $50,000	None	$10,001- $50,000
John S. Koudounis	None	None	$50,001- $100,000	None	None

Trustee	Calamos Select Fund	Calamos Short-Term Bond Fund	Calamos Timpani Small Cap Growth Fund	Calamos Timpani SMID Growth Fund	Calamos Total Return Bond Fund
John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	Over $100,000	Over $100,000	None
William R. Rybak	$50,001- $100,000	None	None	None	None
Karen L. Stuckey	None	None	$50,001- $100,000	None	None
Christopher M. Toub	None	None	Over $100,000	None	None
Lloyd A. Wennlund	$10,001- $50,000	None	$10,001- $50,000	$10,001- $50,000	None
John S. Koudounis	None	None	None	Over $100,000	None

Trustee	Aggregate Dollar Range of Shares of All Funds in the Fund Complex
John P. Calamos, Sr.[1]	Over $100,000
Virginia G. Breen	Over $100,000
John E. Neal	Over $100,000
William R. Rybak	Over $100,000
Karen L. Stuckey	Over $100,000
Christopher M. Toub	Over $100,000
Lloyd A. Wennlund	Over $100,000
John S. Koudounis	Over $100,000

[1]	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

Please retain this supplement for future reference